Employee Benefit Plans - Schedule of the Obligation and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Directors' Retirement Plan [Member]
Change in benefit obligation
Benefit obligation at beginning of year	$ 827	$ 829
Service cost	4	6	5
Interest cost	29	34	41
Actuarial losses	8	30
Benefits paid	(41)	(72)
Benefit obligation at end of year	827	827	829
Change in plan assets
Fair value of plan assets at beginning of year
Employer contributions	41	72
Benefits paid	(41)	(72)
Fair value of plan assets at end of year
Funded Status	(827)	(827)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	61	56
Prior service cost
Transition obligation
Total	61	56
SERP [Member]
Change in benefit obligation
Benefit obligation at beginning of year	2,960	2,678
Service cost	99	81	64
Interest cost	112	120	123
Actuarial losses	(93)	166
Benefits paid	(85)	(85)
Benefit obligation at end of year	2,993	2,960	2,678
Change in plan assets
Fair value of plan assets at beginning of year
Employer contributions	85	85
Benefits paid	(85)	(85)
Fair value of plan assets at end of year
Funded Status	(2,993)	(2,960)
Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	335	465
Prior service cost
Transition obligation	81	108
Total	$ 416	$ 573